Income Tax	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Tax

Note 11 – Income Tax

The Company provides for income tax under ASC 740, “Income Taxes” under the asset and liability method of ASC 740, deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax basis of assets and liabilities and the tax rates in effect when these differences are expected to reverse. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

The Company is incorporated in the State of Nevada and is not subject to tax on income or capital gains under current Nevada law. In addition, upon payments of dividends by these entities to their shareholders, no Nevada withholding tax will be imposed.

The components of the Company’s deferred tax asset and reconciliation of income taxes computed at the new federal statutory rate of 21% and state of Florida tax rate of 5.5% to the income tax amount recorded for the three months ended March 31, 2025 and 2024 are as follows:

Taxation in the statements of income represents:

	Three months ended March 31
	2025	2024
Tax provision for the period:
Current	$-	$-
Deferred
● Federal statutory tax
- Deferred tax assets
- utilization of NOLs brought forward	106,389	119,179
- Deferred tax liabilities
- recognition for the period	7,985	7,600
	114,374	126,779
● State of Florida tax
- Deferred tax assets
- utilization of NOLs brought forward	27,469	31,143
- Deferred tax liabilities
- recognition for the period	2,486	2,060
	29,955	33,203

Total income tax expenses	$144,329	$159,982

A reconciliation of the effective income tax rates reflected in the accompanying unaudited condensed consolidated statements of income to the federal statutory rate of 21% for the three months ended March 31, 2025 and 2024 are as follows:

	Three months ended March 31
	2025	2024

Federal statutory tax rate	21.0%	21.0%
Effect of state of Florida tax	7.3%	6.8%
Effect of state of Nevada tax*	6.9%	4.9%
Effect of British Virgin Islands tax	0.0%	0.0%
Effective tax rate	35.2%	32.7%

*	Effect of state of Nevada tax represented the audit fee expenses in relation to IPO and operating costs incurred by the Company which is incorporated in the state of Nevada which is not subject to state income tax.

Significant components of the deferred tax assets and deferred tax liabilities are presented below:

	March 31, 2025	December 31, 2024
Deferred tax liabilities:
Accelerated depreciation
Federal statutory tax:
Beginning of the period/year	$48,132	$40,173
Recognized during the period/year	7,985	7,959
End of the period/year	56,117	48,132
State of Florida tax:
Beginning of the period/year	11,982	7,983
Recognized during the period/year	2,486	3,999
End of the period/year	14,468	11,982
Deferred tax liabilities	$70,585	$60,114

Deferred tax assets:
Net operating losses
Federal statutory tax:
Beginning of the period/year	$186,759	$195,391
Utilized during the period/year	(106,389)	(8,632)
End of the period/year	80,370	186,759

State of Florida tax:
Beginning of the period/year	$40,393	40,739
Utilized during the period/year	(27,469)	(346)
End of the period/year	12,924	40,393

Less: valuation allowance	-	-
Deferred tax assets, net	$93,294	$227,152

The Group evaluated the recoverable amounts of deferred tax assets to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized.

As of March 31, 2025, the Company had $352,053 of NOLs which can be carried forward indefinitely.

The NOLs carry forwards are subject to certain limitations due to the change in control of the Company pursuant to Internal Revenue Code Section 382.

Note 11 – Income Tax

The Company provides for income tax under ASC 740, “Income Taxes” under the asset and liability method of ASC 740, deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax basis of assets and liabilities and the tax rates in effect when these differences are expected to reverse. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

The Company is incorporated in the State of Nevada and is not subject to tax on income or capital gains under current Nevada law. In addition, upon payments of dividends by these entities to their shareholders, no Nevada withholding tax will be imposed.

The components of the Company’s deferred tax asset and reconciliation of income taxes computed at the new federal statutory rate of 21% and state of Florida tax rate of 5.5% to the income tax amount recorded for the years ended December 31, 2024, 2023 and 2022 are as follows:

Taxation in the statements of income represents:

	For the Years Ended December 31,
	2024	2023	2022

Tax provision for the year:
Current	-	-	-
Deferred
● Federal statutory tax
- Deferred tax assets
- recognition of prior year NOLs	-	(217,364)	-
- utilization of NOLs brought forward	8,632	24,587	75,512
- utilization of NOLs recognized during the year for prior year NOLs	-	66,300	-
- Deferred tax liabilities
- recognition for the year	7,959	19,115	17,685
	16,591	(107,362)	93,197

● State of Florida tax
- Deferred tax assets
- recognition of prior year NOLs	-	(56,711)	-
- utilization of NOLs brought forward	346	7,025	24,253
- utilization of NOLs recognized during the year for prior year NOLs	-	13,606	-
- Deferred tax liabilities
- recognition for the year	3,999	8,177	307
	4,345	(27,903)	24,560

Total income tax expenses (benefits)	20,936	(135,265)	117,757

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income to the federal statutory rate of 21% for the years ended December 31, 2024, 2023 and 2022 is as follows:

	For the Years Ended December 31,

	2024	2023	2022

Federal statutory tax rate	21.0%	21.0%	21.0%
Effect of state of Florida tax	5.5%	11.5%	5.6%
Effect of state of Nevada tax*	(38.5)%	22.4%	0.0%
Effect of BVI tax	0.0%	0.0%	0.0%
Permanent difference	(0.9)%	0.4%	0.1%
Effect of deferred tax assets for prior years NOLs recognized in the current year at Federal statutory tax rate	0.0%	(86.6)%	0.0%
Effect of deferred tax assets for prior years NOLs recognized in the current year at state of Florida tax rate	0.0%	(22.6)%	0.0%
Effective tax rate	(12.9)%	(53.9)%	26.7%

*	Effect of state of Nevada tax represented the audit fee expenses in relation to IPO incurred by the Company which is incorporated in the state of Nevada which is not subject to state income tax.

Significant components of the deferred tax assets and deferred tax liabilities are presented below:

	As of December 31
	2024	2023
Deferred tax liabilities:
Accelerated depreciation
Federal statutory tax:
Beginning of the period/year	$40,173	$21,058
Recognized during the period/year	7,959	19,115
End of the period/year	48,132	40,173
State of Florida tax:
Beginning of the period/year	7,983	(194)
Recognized during the period/year	3,999	8,177
End of the period/year	11,982	7,983
Deferred tax liabilities	$60,114	$48,156

Deferred tax assets:
Net operating losses
Federal statutory tax:
Beginning of the period/year	$195,391	$68,914
Recognized during the period/year	-	217,364
Utilized during the period/year	(8,632)	(90,887)
End of the period/year	186,759	195,391

State of Florida tax:
Beginning of the period/year	$40,739	4,659
Recognized during the period/year	-	56,711
Utilized during the period/year	(346)	(20,631)
End of the period/year	40,393	40,739

Less: valuation allowance	-	-
Deferred tax assets, net	$227,152	$236,130

The Group evaluated the recoverable amounts of deferred tax assets to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized.

As of December 31, 2024 and 2023, the Company had $857,177 and $891,057, respectively, of NOLs which can be carried forward indefinitely.

The NOLs carry forwards are subject to certain limitations due to the change in control of the Company pursuant to Internal Revenue Code Section 382.